July 8, 1998


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

     On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Pzena Focused Value Fund series of the Registrant for the year ended April, 30 1998.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                            PZENA FOCUSED VALUE FUND

                                  Annual Report

                               For the Year Ended

                                 April 30, 1998

                            PZENA FOCUSED VALUE FUND

May, 1998

Dear Shareholders:

It is my pleasure to present you with our 1998 Annual Report. As of April 30, the Fund gained 13.6% calendar year-to-date, 35.1% for the twelve month period ended, and 27.4% average annualized since inception (June 24, 1996). 1

As the media has so eloquently proclaimed, the performance of the U.S. stock market during this long bull market is unprecedented. Thus, as investors we all look ahead and ask the same basic questions:
         o        Has the market gone crazy?

         o Are there any investment opportunities still available at reasonable prices?

         o        Why not simply buy an index fund?

Let's consider these questions in order. No, the market has not really "gone crazy." Rather, it has reacted reasonably to years of declining interest rates and rising corporate profits. Yes, even in this very high market, there are stocks available at attractive prices. As is almost always the case, low price is caused by current turmoil. That is undoubtedly true for our recent purchases in both the commodity and technology related businesses. Industry turmoil exacerbated by problems in Asia has created some attractive values. The key issue is to judge whether the problems are temporary or permanent.

The overriding investment concern for the market, however, is what happens when the favorable conditions of the last few years reverse. The biggest beneficiaries have been large growth stocks which are represented heavily in the Dow Jones and S&P 500 indices. These are likely to be the casualties, particularly if the economic boom ends in a classic interest rate rise followed by declining corporate earnings. While valuations of the indices have climbed sharply, we have managed to create a portfolio with much more attractive valuation characteristics without sacrificing on company quality. Consider the following:


As of March 31, 1998                                   Pzena                S&P500
          Price-to-Book-Value                            1.9x                 4.4x
          Price-to-Earnings                               15x                  22x
          5-Year Historical Sales Growth                  15%                  13%

Thus, while the period ahead may not offer returns as high as we have all enjoyed over the past several years, we are confident that our classic value approach will be a winning strategy. Thank you again for your trust in us and look forward to continued investment success.

Sincerely,

/s/

Richard S. Pzena

     1 The average annual total return for the year ended March 31, 1998, and from inception through March 31, 1998 was 36.67% and 28.06%, respectively.

                            PZENA FOCUSED VALUE FUND

Pzena Focused Value Fund
Value of $10,000 vs S&P Barra / 500 Value Index
Average Annual Total Return
Period Ended April 30, 1998

1 Year.....................35.10%
Since Inception (6/24/96)..27.43%

Qtr      Fund       Adj Fund         Adj Barra
6/24/96  1000.00    10,000
6/30/96   991.00     9,910           10,000
9/30/96   999.00     9,990           10,264
12/31/96 1,106.70   11,067           11,236
3/31/97  1,132.76   11,328           11,434
6/30/97  1,272.10   12,721           13,089
9/30/97  1,421.47   14,215           14,289
12/31/97 1,378.59   13,786           14,606
3/31/98  1,548.20   15,482           16,293
4/30/98  1,565.59   15,656           16,486





Past performance is not predictive of future performance.

The S&P Barra/500 Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios. The index is unmanaged and returns include reinvested dividends.

The S&P 500 Index (dividends reinvested) has been removed from the above chart, and is being replaced by the S&P Barra/500 Value Index. The S&P Barra/500 Value Index more appropriately reflects our value investment style. As a broad market reference, the total return for the S&P 500 Index over the time period shown was 69.7%.

                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 96.5%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks - Money Center: 0.4%
         325         Bankers Trust Corp......................................................             $ 41,966
                                                                                                          --------

                     Banks - Regional: 2.9%
      11,425         Pacific Century Financial Corp..........................................              282,055
                                                                                                           -------

                     Building Materials: 4.4%
       5,400         Owens Corning...........................................................              224,438
       3,835         USG Corp.*..............................................................              197,023
                                                                                                           -------
                                                                                                           421,461
                                                                                                           -------
                     Chemicals: 5.0%
       5,925         Lyondell Petrochemical Company..........................................              194,784
       5,875         Union Carbide Corp......................................................              284,938
                                                                                                           -------
                                                                                                           479,722
                                                                                                           -------
                     Chemicals - Diversified: 1.6%
       2,025         FMC Corp.*..............................................................              157,064
                                                                                                           -------

                     Communications Equipment: 3.7%
      17,725         Anixter International, Inc.*............................................              353,392
                                                                                                           -------

                     Computers - Peripherals: 4.3%
      17,750         Quantum Corp.*..........................................................              417,125
                                                                                                           -------

                     Distributors - Health Food: 3.0%
      15,625         Fleming Companies, Inc..................................................              292,969
                                                                                                           -------

                     Electronics - Component Distributors: 5.7%
       4,750         Avnet, Inc..............................................................              293,016
       7,875         UCAR International, Inc.*...............................................              255,937
                                                                                                           -------
                                                                                                           548,953
                                                                                                           -------
                     Electronics - Semiconductors: 1.3%
      10,525         Integrated Device Technology, Inc.*.....................................              126,958
                                                                                                           -------

                            PZENA FOCUSED VALUE FUND


SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Engineering and Construction: 1.8%
       3,775         Fluor Corp..............................................................            $ 178,369
                                                                                                         ---------

                     Equipment - Semiconductors: 0.8%
       2,625         Lam Research Corp.*.....................................................               81,375
                                                                                                            ------

                     Foods: 2.5%
       8,580         RJR Nabisco Holdings Corp...............................................              238,631
                                                                                                           -------

                     Health Care - Long Term: 2.6%
      16,250         Beverly Enterprises, Inc.*..............................................              255,937
                                                                                                           -------

                     Health Care - Managed Care: 5.3%
       2,125         Aetna, Inc..............................................................              171,727
       7,150         Foundation Health Systems, Inc.*........................................              206,903
       1,900         PacifiCare Health Systems, Inc.*........................................              133,475
                                                                                                           -------
                                                                                                           512,105
                                                                                                           -------
                     Health Care - Medical Products/Supplies: 4.5%
      22,775         Quest Diagnostics, Inc.*................................................              438,419
                                                                                                           -------

                     Insurance - Multi-Line: 2.5%
       1,175         CIGNA Corp..............................................................              243,152
                                                                                                           -------

                     Insurance - Property and Casualty: 6.5%
       1,375         CNA Financial Corp.*....................................................              203,414
       4,950         St. Paul Companies, Inc.................................................              419,549
                                                                                                           -------
                                                                                                           622,963
                                                                                                           -------
                     Leisure Time - Products: 2.7%
       7,250         Polaris Industries, Inc.................................................              258,281
                                                                                                           -------

                     Machinery - Diversified: 2.4%
       9,300         Coltec Industries, Inc.*................................................              232,500
                                                                                                           -------

                     Medical - Hospitals: 4.1%
      12,000         Columbia/HCA Healthcare Corp............................................              395,250
                                                                                                           -------

                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Steel Specialty: 1.0%
      12,375         J&L Specialty Steel, Inc................................................            $ 100,547
                                                                                                         ---------

                     Textiles - Apparel: 4.0%
       7,740         Fruit of the Loom, Inc., Class A*.......................................              289,282
       1,800         VF Corp.................................................................               93,600
                                                                                                            ------
                                                                                                           382,882
                                                                                                           -------
                     Textiles - Specialty: 4.9%
      26,830         Burlington Industries, Inc.*............................................              469,525
                                                                                                           -------

                     Tobacco: 2.5%
       6,350         Philip Morris Companies, Inc............................................              236,934
                                                                                                           -------

                     Transportation - Air Freight: 1.2%
       1,735         FDX Corp.*..............................................................              117,980
                                                                                                           -------

                     Transportation - Airlines: 3.7%
       3,065         Delta Air Lines, Inc....................................................              356,306
                                                                                                           -------

                     Transportation - Railroads: 3.0%
       3,505         Canadian Pacific, Ltd...................................................              103,178
       3,350         Union Pacific Corp......................................................              183,413
                                                                                                           -------
                                                                                                           286,591
                                                                                                           -------
                     Utilities - Electric Companies: 7.6%
       5,550         Nevada Power Company....................................................              136,322
      12,500         Northeast Utilities*....................................................              176,563
       1,750         Puget Sound Energy, Inc.................................................               46,047
      10,750         Unicom Corp.............................................................              373,562
                                                                                                           -------
                                                                                                           732,494
                                                                                                           -------
                     Waste Management: 0.6%
       7,000         Waste Management International PLC, ADR*................................               56,437
                                                                                                            ------


                     Total Common Stocks (cost $7,957,336)...................................            9,318,343
                                                                                                         ---------

                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value
Principal Amount     REPURCHASE AGREEMENT: 3.9%
------------------------------------------------------------------------------------------------------------------------------------
    $374,000         Star Bank Repurchase Agreement, 4.80%, dated 4/30/1998,
                     due 5/1/1998, collateralized by $375,000 GNMA, 7.375%,
                     due 5/20/2024, (proceeds $374,050) (cost $374,000)......................            $ 374,000
                                                                                                         ---------

                     Total Investments in Securities (cost $8,331,336+): 100.4% .............            9,692,343
                     Liabilities in excess of Other Assets: (0.4)%...........................              (37,949)
                                                                                                           -------
                     Total Net Assets: 100.0% ...............................................           $9,654,394
                                                                                                        ==========

*Non-income producing security.

+ At April 30, 1998, the cost of securities for Federal tax purposes was $8,333,781. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................           $1,507,711
                     Gross unrealized depreciation...........................................             (149,149)
                                                                                                          --------
                               Net unrealized appreciation...................................           $1,358,562
                                                                                                        ==========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $8,331,336)..................................           $9,692,343
      Cash...................................................................................                  944
      Receivables:
            Securities sold..................................................................              146,979
            Fund shares sold.................................................................                  887
            Dividends and interest ..........................................................               10,111
      Deferred organization costs ...........................................................               22,060
      Prepaid expenses.......................................................................                5,709
                                                                                                             -----
                  Total assets ..............................................................            9,879,033
                                                                                                         ---------

LIABILITIES
      Payables:
            Advisory fees....................................................................                5,342
            Administration fee...............................................................                2,692
            Securities purchased.............................................................              168,564
            Deferred organization costs......................................................               33,219
      Accrued expenses.......................................................................               14,822
                                                                                                            ------
                  Total liabilities..........................................................              224,639
                                                                                                           -------

NET ASSETS                                                                                              $9,654,394
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($9,654,394/670,352 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $14.40
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $7,963,087
      Undistributed net realized gain on investments.........................................              330,300
      Net unrealized appreciation on investments.............................................            1,361,007
                                                                                                         ---------
            Net assets ......................................................................           $9,654,394
                                                                                                        ==========



See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF OPERATIONS - For the Year Ended April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 81,223
            Interest.........................................................................               15,187
                                                                                                            ------
                  Total income...............................................................               96,410
                                                                                                            ------

      Expenses
            Advisory fees....................................................................               83,738
            Administration fee...............................................................               30,000
            Fund accounting fees.............................................................               13,023
            Audit fee........................................................................               11,117
            Transfer agent fees..............................................................               10,607
            Custody fees.....................................................................                7,856
            Amortization of deferred organization costs......................................                6,997
            Trustee fees.....................................................................                4,174
            Miscellaneous....................................................................                3,668
            Legal fees.......................................................................                3,300
            Reports to shareholders..........................................................                3,072
            Registration fees................................................................                3,004
            Insurance........................................................................                  391
                                                                                                               ---
                  Total expenses.............................................................              180,947
                  Less: expenses waived and reimbursed.......................................              (63,814)
                                                                                                           -------
                  Net expenses...............................................................              117,133
                                                                                                           -------
                        Net investment loss .................................................              (20,723)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain from security transactions.....................................              801,510
            Net change in unrealized appreciation on investments.............................            1,090,800
                                                                                                         ---------
                  Net realized and unrealized gain on investments............................            1,892,310
                                                                                                         ---------
                        Net increase in net assets resulting from operations ................           $1,871,587
                                                                                                        ==========





See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Year           June 24, 1996*
                                                                                 Ended              through
                                                                            April 30, 1998      April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss....................................................        $ (20,723)            $ (1,578)
Net realized gain from security transactions...........................          801,510               72,267
Net change in unrealized appreciation on investments...................        1,090,800              270,207
                                                                               ---------              -------
      Net increase in net assets resulting from operations ............        1,871,587              340,896
                                                                               ---------              -------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..................................................            -0-                 (1,000)
Net realized gain on investments.......................................         (515,429)              (4,747)
                                                                                --------               ------
      Total distributions to shareholders .............................         (515,429)              (5,747)
                                                                                --------               ------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
   outstanding shares (a)..............................................        4,441,553            3,521,534
                                                                               ---------            ---------
      Total increase in net assets ....................................        5,797,711            3,856,683

NET ASSETS
Beginning of period....................................................        3,856,683              -0-
                                                                               ---------               -
End of period .........................................................       $9,654,394           $3,856,683
                                                                              ==========           ==========

(a) A summary of capital shares transactions is as follows:
                                                               Year                           June 24, 1996*
                                                               Ended                              through
                                                          April 30, 1998                      April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                      Shares         Value                Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.............................        347,998      $4,631,975             340,987      $3,605,818
      Shares issued in reinvestment
         of distribution......................         39,637         496,658                 497           5,483
      Shares redeemed.........................        (50,885)       (687,080)             (7,882)        (89,767)
                                                      -------        --------              ------         -------
      Net increase............................        336,750      $4,441,553             333,602      $3,521,534
                                                      =======      ==========             =======      ==========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year            June 24, 1996*
                                                                                   Ended               through
                                                                              April 30, 1998       April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................................           $11.56               $10.00
                                                                                  ------               ------
Income from investment operations:
      Net investment (loss) income.....................................            (0.03)                0.00
      Net realized and unrealized gain on investments..................             3.93                 1.59
                                                                                    ----                 ----
Total from investment operations.......................................             3.90                 1.59
                                                                                    ----                 ----

Less distributions:
      From net investment income.......................................             0.00                (0.01)
      From net capital gains...........................................            (1.06)               (0.02)
                                                                                   -----                -----
Total distributions....................................................            (1.06)               (0.03)
                                                                                   -----                -----

Net asset value, end of period.........................................           $14.40               $11.56
                                                                                  ======               ======

Total return...........................................................            35.10%               15.88%

Ratios/supplemental data:
Net assets, end of period (millions)...................................             $ 9.7               $ 3.9

Ratio of expenses to average net assets:
      Before expense reimbursement and waiver..........................             2.69%                5.82%+
      After expense reimbursement and waiver...........................             1.75%                1.75%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement and waiver..........................            (1.26)%              (4.16)%+
      After expense reimbursement and waiver...........................            (0.32)%              (0.09)%+

Portfolio turnover rate................................................            53.95%               22.06%

Average commission rate paid per share.................................           $.0597              $.0598


*Commencement of operations.

+Annualized.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange, or included in the NASDAQ National Market System, are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized on a straight-line basis over a period of five years.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended April 30, 1998, Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the year ended April 30, 1998, the Fund incurred $83,738 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.75% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund within three years, provided the Fund is able to effect such reimbursement and remain in compliance with any expense limitations then in effect. For the year ended April 30, 1998, the Advisor reimbursed the Fund in the total amount of $63,814.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15 million       -  $30,000
      $15 to $50 million      -  0.20% of average daily net assets
      $50 to $100 million     -  0.15% of average daily net assets
      $100 to $150 million    -  0.10% of average daily net assets
      Over $150 million       -  0.05% of average daily net assets

      For the year ended April 30, 1998, the Fund incurred $30,000 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended April 30, 1998, were $7,155,968 and $3,453,049, respectively.

                            PZENA FOCUSED VALUE FUND

NOTE 5 - YEAR 2000 ISSUE (Unaudited)

      Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems it uses, and those used by the Fund's brokers and other major service providers, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." Management is assessing its computer systems and the systems compliance issues of its brokers and major service providers. Based on information available to management, the Fund's brokers and major service providers are taking steps that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient, and the failure of a timely completion of all necessary procedures could have a material adverse effect on the Fund's operations. Management will continue to monitor the status of and its exposure to, this issue.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
      PZENA FOCUSED VALUE FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pzena Focused Value Fund (a series of Professionally Managed Portfolios) as of April 30, 1998, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended and for the period June 24, 1996 (commencement of operations) to April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pzena Focused Value Fund as of April 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the year then ended and for the period June 24, 1996 (commencement of operations) to April 30, 1997, in conformity with generally accepted accounting principles.

                                                          TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
May 29, 1998

                                     Advisor

                        Pzena Investment Management, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                   Distributor

                          First Fund Distributors, Inc.
                             4455 E. Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                               Hauppauge, NY 11788

                              Independent Auditors

                              Tait, Weller, & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                               Counsel to the Fund

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                             Counsel to the Advisor

                               Lane Altman & Owens
                               101 Federal Street
                                Boston, MA 02110

      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.